DEPOSITS AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2025
Impairment Effects on Earnings Per Share [Line Items]
SCHEDULE OF DEPOSITS AND OTHER CURRENT ASSETS NET

Deposits and other current assets, net consist of the following:

	As of
	September 30, 2025	September 30, 2024

Deposit for acquisition of digital assets(1)	$2,993,619	$-
Refund for acquisition of an advertisement company(2)	552,205	-
Refund for marketing expenses(3)	2,500,000	-
Deposits	51,547	51,623
Other current assets, net	84,101	-
Less: allowance for expected credit loss	(101)	(540)
	$6,181,371	$51,083

SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	As of
	September 30, 2025	September 30, 2024

Balance at beginning of the year	$20,322	$49,573
Provision (reversal of)	(4,213)	(29,251)
Ending balance	$16,109	$20,322

Deposits and Other Current Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	As of
	September 30, 2025	September 30, 2024

Balance at beginning of the year	$540	$56
Provision (reversal of)	(439)	484
Ending balance	$101	$540